SHARE CAPITAL (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares	$ 550
Share issue related cost	$ 20
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Issued for cash	13,447	81,628
Class A Ordinary shares [Member] | Waveform Technologies, Inc. [Member]
Disclosure of classes of share capital [line items]
Issued for cash	13,447,000
ADS Treasury shares [Member] | Waveform Technologies, Inc. [Member]
Disclosure of classes of share capital [line items]
Issued for cash	672,000